Maturities of Long-Term Debt and Capital Leases, Excluding Discount on Senior Notes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
2013	$ 3,746
2014	2,098
2015	1,473
2016	732
2017	25,646
2018 and thereafter	1,259,045
Long-term debt and capital leases, excluding discount on Senior Notes	$ 1,292,740